OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Other current financial liabilities	$ 56,114,977	$ 67,981,405
Non-current
Other non-current financial liabilities	716,563,778	675,767,201
Bank loans
Current
Other current financial liabilities	21,542,736	31,470,003
Non-current
Other non-current financial liabilities	2,439,253	13,057,542
Bonds payable
Current
Other current financial liabilities	20,664,481	20,156,295
Non-current
Other non-current financial liabilities	700,327,057	648,228,554
Deposits in guarantee
Current
Other current financial liabilities	12,242,464	13,849,504
Derivative contract obligations (see note 20)
Current
Other current financial liabilities	130,829	445,278
Leasing agreements
Current
Other current financial liabilities	1,534,467	2,060,325
Non-current
Other non-current financial liabilities	$ 13,797,468	$ 14,481,105